S000076295 [Member] Average Annual Total Returns	12 Months Ended	31 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	16.22%
Performance Inception Date		Jun. 01, 2022
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.00%	9.05%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Small/Mid Cap Fund
Prospectus [Line Items]
Average Annual Return, Percent	10.67%	9.65%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Small/Mid Cap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.48%	9.46%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Small/Mid Cap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.45%	7.46%
Performance Inception Date		Jun. 01, 2022